NET LOSS PER SHARE - Antidilutive securities excluded from computation of earnings per share (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that have not been included in calculation of diluted net loss per share	4,467,657	5,336,477
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities that have not been included in calculation of diluted net loss per share	9,980,595	14,360,373